Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and due from banks	$ 9,875,427	$ 15,001,122
Federal funds sold and overnight deposits	101,064,775	5,433,391
Total cash and cash equivalents	110,940,202	20,434,513
Securities available-for-sale	159,697,420	190,706,019
Restricted equity securities, at cost	2,629,350	1,642,350
Loans	927,940,805	845,429,854
Allowance for credit losses	(9,810,212)	(9,842,725)
Deferred net loan costs	648,695	573,169
Net loans	918,779,288	836,160,298
Bank premises and equipment, net	12,072,985	12,371,371
Accrued interest receivable	4,472,474	4,246,798
Bank owned life insurance	5,318,354	5,232,703
Goodwill	11,574,269	11,574,269
Other assets	23,445,787	16,976,613
Total assets	1,248,930,129	1,099,344,934
Deposits:
Demand, non-interest bearing	197,697,470	202,969,957
Interest-bearing transaction accounts	304,212,085	297,030,893
Money market funds	169,533,067	121,375,419
Savings	142,925,828	151,570,686
Time deposits, $250,000 and over	42,637,716	24,676,853
Other time deposits	144,638,592	99,343,974
Total deposits	1,001,644,758	896,967,782
Repurchase agreements	48,943,996	36,255,920
Borrowed funds	72,600,000	54,600,000
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	14,806,170	9,605,418
Total liabilities	1,150,881,924	1,010,316,120
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2024 and 2023 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,809,035 and 5,724,151 shares issued at December 31, 2024 and 2023, respectively (including 21,187 and 20,774 shares issued February 1, 2025 and 2024, respectively)	14,522,588	14,310,378
Additional paid-in capital	38,801,755	37,574,578
Retained earnings	61,623,460	54,198,230
Accumulated other comprehensive loss	(15,776,821)	(15,931,595)
Less: treasury stock, at cost; 210,101 shares at December 31, 2024 and 2023	(2,622,777)	(2,622,777)
Total shareholders' equity	98,048,205	89,028,814
Total liabilities and shareholders' equity	$ 1,248,930,129	$ 1,099,344,934
Book value per common share outstanding	$ 17.24	$ 15.87